SHARE-BASED PAYMENTS - Expenses recognized from share-based payment transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses recognized from share-based payment transactions
Equity-settled awards	$ 10.7
Cash-settled awards	35.3
Total	$ 46.0	$ 0.0	$ 0.0